SCHEDULE OF CONTRACT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue from Contract with Customer [Abstract]
Balance at the beginning of the period		¥ 359,801	¥ 285,936	¥ 177,376
Revenue recognized that was included in the contract liabilities balance at the beginning of the year		(92,339)	(96,082)	(74,907)
Increase due to cash received, excluding amount recognized as revenue during the year		95,766	169,947	183,467
Balance at the end of the period	$ 51,160	¥ 363,228	¥ 359,801	¥ 285,936